EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the prospectus dated September 25, 2013, for Class A, Class C, and Institutional Class of Neuberger Berman Emerging Markets Income Fund, a series of Neuberger Berman Income Funds, which was filed with the Securities and Exchange Commission on September 25, 2013 (Accession No. 0000898432-13-001264) in definitive form.